Stock Option Plans and Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Feb. 28, 2013	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available to grant			10,575,529		10,575,529
Share based compensation shares authorized under stock option plans description			If Blackstone realizes a MOIC of greater than 1.5 times its equity investment but less than 2.25 times its equity investment, then 25% of the options will vest and become exercisable and a percentage of the remaining unvested options will vest and become exercisable with such percentage equal to a fraction, the numerator of which is the actual MOIC realized by Blackstone, less 1.5 and the denominator of which is 0.75.		If Blackstone sells all or a portion of its equity interests in DJO while the options are outstanding, then the unvested Market Return Options will vest and become exercisable as follows: 1) 25% of the options will vest and become exercisable if Blackstone realizes a MOIC of 1.5 times its equity investment in DJO; 2) 100% of the options will vest and become exercisable if Blackstone realizes a MOIC of at least 2.25 times its equity investment in DJO; and 3) if Blackstone realizes a MOIC of greater than 1.5 times its equity investment but less than 2.25 times its equity investment, then 25% of the options will vest and become exercisable and a percentage of the remaining unvested options will vest and become exercisable with such percentage equal to a fraction, the numerator of which is the actual MOIC realized by Blackstone, less 1.5 and the denominator of which is 0.75.
Unrecognized stock-based compensation expense, weighted-average period					3 years
Granted stock options					1,377,121
Stock options granted, total unrecognized stock-based compensation expense					$ 1.8
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options modified		310,000
Granted stock options			667,818	593,621	1,343,621	1,747,268	1,082,397
2013 Vested Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted shares expiration period							10 years
Granted stock options							70,397
Option granted, weighted average grant date fair value							$ 5.23
2014 Vested Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted shares expiration period						10 years
Granted stock options						27,768
Option granted, weighted average grant date fair value						$ 5.28
Twenty Fifteen Vested Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted shares expiration period					10 years
Granted stock options				21,121	21,121
Option granted, weighted average grant date fair value				$ 5.27	$ 5.27
2016 Vested Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted shares expiration period			10 years
Granted stock options			174,818
Option granted, weighted average grant date fair value			$ 5.25
Market Return Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options			426,998
Time-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options			66,002	128,331	257,498	498,338	243,323
Option granted, weighted average grant date fair value			$ 5.99	$ 6.07	$ 6.09	$ 6.05	$ 5.99
Director Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options			13,800	23,000	23,000
Option granted, weighted average grant date fair value			$ 5.99	$ 6.92	$ 6.92
Performance Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options				444,169	1,065,002	1,221,162	768,677
Share Based Compensation Award Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vest	33.33%		33.33%		33.33%			33.33%
Share Based Compensation Award Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vest	66.67%		33.33%		33.33%			66.67%
Share Based Compensation Award Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vest			33.33%		33.33%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of the fair market value of underlying shares on the date of grant			100.00%		100.00%
Money on invested capital multiple	225.00%							150.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted shares expiration period			10 years		10 years
Money on invested capital multiple	250.00%							225.00%
Board member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options							100,000
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options							13,800
Option granted, weighted average grant date fair value							$ 6.02